CONSOLIDATED INCOME STATEMENT - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed consolidated income statement
Revenue	R 72,925.4	R 50,656.4	R 45,911.6
Cost of sales	(63,314.5)	(48,129.0)	(42,182.4)
Interest income	560.4	482.1	415.5
Finance expense	(3,302.5)	(3,134.7)	(2,971.8)
Share-based payments	(363.3)	(299.4)	(231.9)
Total (loss)/gain on financial instruments	(6,015.1)	1,704.1	(1,114.4)
Gain on foreign exchange differences	325.5	1,169.1	292.4
Share of results of equity-accounted investees after tax	721.0	344.2	291.6
Other income	484.2	310.2	300.0
Other costs	(2,310.4)	(1,015.4)	(932.7)
Gain on disposal of property, plant and equipment	76.6	60.2	40.7
Impairments	(86.0)	(3,041.4)	(4,411.0)
Gain on derecognition of borrowings and derivative instrument		230.0
Occupational healthcare expense	39.6	(15.4)	(1,106.9)
Restructuring costs	(1,252.4)	(142.8)	(729.8)
Transaction costs	(447.8)	(402.5)	(552.1)
Gain on acquisition	1,103.0
Loss before royalties, carbon tax and tax	(856.3)	(1,224.3)	(6,981.2)
Royalties	(431.0)	(212.6)	(398.5)
Carbon tax	(12.9)
Loss before tax	(1,300.2)	(1,436.9)	(7,379.7)
Mining and income tax	1,733.0	(1,083.8)	2,946.6
Profit/(loss) for the period	432.8	(2,520.7)	(4,433.1)
Attributable to:
Owners of the parent	62.1	(2,499.6)	(4,437.4)
Non-controlling interests	R 370.7	R (21.1)	R 4.3
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share	R 0.02	R (1.1)	R (2.29)
Diluted earnings per share	R 0.02	R (1.10)	R (2.29)